S000094554 [Member] Investment Strategy - Franklin Short-Term Municipal Income ETF	Nov. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Investments, risks, and performancePrincipal investment strategies
Strategy Narrative [Text Block]
The fund invests mostly in bonds (including general obligation bonds and revenue obligation bonds) that pay interest that is exempt from federal income tax (but that may be subject to federal alternative minimum tax (“AMT”)) and that have short-term maturities (i.e., three years or less). The bonds the fund invests in are mainly investment-grade in quality. Under normal circumstances, the fund invests at least 80% of its net assets in tax‑exempt investments, which for purposes of this policy include investments paying interest subject to the federal AMT for individuals. This investment policy cannot be changed without the approval of the fund’s shareholders.
The Investment Manager may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.